January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Mid-Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.3%
Huntington Ingalls Industries, Inc.	13,043	$ 2,572,862
L3Harris Technologies, Inc.	96,504	20,459,813
		23,032,675
Automobile Components — 1.5%
Aptiv PLC(a)	168,265	10,503,101
Lear Corp.	51,016	4,800,096
		15,303,197
Automobiles — 1.0%
General Motors Co.	210,187	10,395,849
Banks — 4.1%
Citigroup, Inc.	72,503	5,903,919
Citizens Financial Group, Inc.	107,536	5,115,488
First Citizens BancShares, Inc., Class A	13,515	29,796,385
		40,815,792
Beverages — 1.4%
Constellation Brands, Inc., Class A	28,492	5,151,354
Keurig Dr. Pepper, Inc.	179,900	5,774,790
Pernod Ricard SA	26,840	3,065,376
		13,991,520
Building Products — 2.2%
Allegion PLC	75,213	9,983,021
Johnson Controls International PLC	156,915	12,239,370
		22,222,391
Capital Markets — 1.0%
Franklin Resources, Inc.	116,620	2,593,629
Onex Corp.	90,734	6,959,176
		9,552,805
Chemicals — 2.0%
Air Products and Chemicals, Inc.	33,201	11,130,967
International Flavors & Fragrances, Inc.	105,422	9,181,202
		20,312,169
Commercial Services & Supplies — 0.6%
Rentokil Initial PLC	1,282,017	6,278,737
Communications Equipment — 0.7%
Ciena Corp.(a)	77,911	6,789,165
Consumer Finance — 0.8%
Discover Financial Services	38,561	7,754,231
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp.	62,071	4,410,765
Dollar Tree, Inc.(a)	157,247	11,534,068
		15,944,833
Containers & Packaging — 2.8%
Crown Holdings, Inc.	103,418	9,086,305
Sealed Air Corp.	524,956	18,284,218
		27,370,523
Electric Utilities — 4.3%
Alliant Energy Corp.	82,506	4,857,953
American Electric Power Co., Inc.	90,654	8,916,727
Entergy Corp.	103,160	8,364,213
Security	Shares	Value
Electric Utilities (continued)
Exelon Corp.	227,454	$ 9,098,160
PG&E Corp.	729,083	11,410,149
		42,647,202
Electrical Equipment — 1.2%
Acuity Brands, Inc.	13,214	4,392,201
Sensata Technologies Holding PLC	293,805	7,979,744
		12,371,945
Electronic Equipment, Instruments & Components — 2.4%
Avnet, Inc.	187,536	9,688,110
Flex Ltd.(a)	166,710	6,943,472
Keysight Technologies, Inc.(a)	42,281	7,540,816
		24,172,398
Entertainment — 1.5%
Electronic Arts, Inc.	122,741	15,086,096
Financial Services — 4.6%
Cannae Holdings, Inc.	576,664	11,394,881
Fidelity National Information Services, Inc.	225,375	18,361,301
Global Payments, Inc.	49,592	5,596,457
Mr. Cooper Group, Inc.(a)	51,806	5,377,981
Voya Financial, Inc.	65,467	4,647,502
		45,378,122
Food Products — 2.3%
Kraft Heinz Co.	542,724	16,194,884
Lamb Weston Holdings, Inc.	107,061	6,417,237
		22,612,121
Ground Transportation — 0.4%
Lyft, Inc., Class A(a)	306,210	4,146,083
Health Care Equipment & Supplies — 3.4%
Baxter International, Inc.	667,566	21,735,949
Koninklijke Philips NV(a)	423,963	11,685,378
		33,421,327
Health Care Providers & Services — 7.0%
Cardinal Health, Inc.	225,495	27,884,712
CVS Health Corp.	360,304	20,349,970
Humana, Inc.	14,498	4,251,248
Labcorp Holdings, Inc.	67,434	16,845,013
		69,330,943
Hotels, Restaurants & Leisure — 0.6%
Las Vegas Sands Corp.	131,252	6,015,279
Industrial REITs — 0.8%
STAG Industrial, Inc.	236,356	8,078,648
Insurance — 4.2%
American International Group, Inc.	142,569	10,501,632
Assurant, Inc.	24,162	5,199,421
Fidelity National Financial, Inc.	225,104	13,094,300
First American Financial Corp.	39,045	2,468,425
Willis Towers Watson PLC	32,709	10,779,741
		42,043,519
Interactive Media & Services — 1.8%
Autohome, Inc., ADR	177,285	4,967,526

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Reddit, Inc., Class A(a)	38,763	$ 7,735,156
Yelp, Inc.(a)	141,972	5,670,362
		18,373,044
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	155,764	12,867,664
Leisure Products — 1.6%
Hasbro, Inc.	161,706	9,353,075
Mattel, Inc.(a)(b)	363,287	6,771,670
		16,124,745
Life Sciences Tools & Services(a) — 0.8%
Avantor, Inc.(b)	186,872	4,163,508
Fortrea Holdings, Inc.	226,871	3,813,702
		7,977,210
Machinery — 3.8%
CNH Industrial NV	629,317	8,105,603
Fortive Corp.	133,115	10,826,243
Komatsu Ltd.	199,200	6,008,519
Middleby Corp.(a)	29,192	4,995,919
Westinghouse Air Brake Technologies Corp.	38,273	7,957,722
		37,894,006
Marine Transportation — 0.5%
AP Moller - Maersk A/S, Class B	3,260	4,814,622
Media — 2.3%
Fox Corp., Class A	74,304	3,802,879
Paramount Global, Class B	502,760	5,470,029
WPP PLC	1,408,989	13,394,054
		22,666,962
Metals & Mining — 2.2%
Barrick Gold Corp.	468,927	7,676,335
Norsk Hydro ASA	880,729	5,194,500
Teck Resources Ltd., Class B	102,601	4,191,297
U.S. Steel Corp.	135,163	4,980,756
		22,042,888
Multi-Utilities — 2.1%
Dominion Energy, Inc.	164,155	9,125,376
Sempra	145,174	12,039,280
		21,164,656
Oil, Gas & Consumable Fuels — 4.4%
BP PLC, ADR	252,202	7,833,394
Enterprise Products Partners LP	331,010	10,807,476
Hess Corp.	73,333	10,195,487
Kosmos Energy Ltd.(a)	2,338,049	7,434,996
Suncor Energy, Inc.	191,785	7,203,445
		43,474,798
Personal Care Products — 0.9%
Estee Lauder Cos., Inc., Class A	65,101	5,431,377
Puig Brands SA, Class B(a)	162,588	3,246,655
		8,678,032
Pharmaceuticals — 0.5%
Bayer AG, Registered Shares	202,698	4,535,698
Security	Shares	Value
Professional Services — 5.4%
Dun & Bradstreet Holdings, Inc.	1,090,988	$ 13,419,152
Leidos Holdings, Inc.	56,494	8,023,843
Maximus, Inc.	32,223	2,426,070
Robert Half, Inc.	58,813	3,810,494
SS&C Technologies Holdings, Inc.	318,617	25,792,046
		53,471,605
Residential REITs — 0.6%
Mid-America Apartment Communities, Inc.	42,161	6,432,925
Semiconductors & Semiconductor Equipment — 0.6%
ON Semiconductor Corp.(a)	106,578	5,578,293
Software(a) — 1.1%
Nice Ltd., ADR(b)	37,605	6,247,695
ServiceTitan, Inc.	4,031	414,266
Unity Software, Inc.	201,532	4,474,010
		11,135,971
Specialized REITs — 1.2%
Crown Castle, Inc.	133,434	11,912,988
Technology Hardware, Storage & Peripherals — 2.8%
HP, Inc.	362,569	11,783,493
Western Digital Corp.(a)	254,411	16,569,788
		28,353,281
Textiles, Apparel & Luxury Goods — 3.2%
Gildan Activewear, Inc.	188,335	9,719,969
Swatch Group AG	52,538	9,733,230
Tapestry, Inc.	173,722	12,671,283
		32,124,482
Tobacco — 1.6%
British American Tobacco PLC, ADR	405,640	16,079,570
Total Common Stocks — 93.4% (Cost: $814,280,678)		930,771,010
Investment Companies
Equity Funds — 1.0%
SPDR S&P Biotech ETF(b)	104,747	9,706,904
Financial Services — 0.5%
SPDR S&P Software & Services ETF	25,667	4,988,638
Total Investment Companies — 1.5% (Cost: $10,146,360)		14,695,542
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Securities
Preferred Stocks — 1.0%
Household Products — 1.0%
Henkel AG & Co. KGaA	111,288	$ 9,723,217
		9,723,217
Total Preferred Securities — 1.0% (Cost: $9,085,239)		9,723,217
Total Long-Term Investments — 95.9% (Cost: $833,512,277)		955,189,769
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(c)(d)(e)	16,895,963	16,904,411
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(c)(d)	41,089,985	41,089,985
Total Short-Term Securities — 5.8% (Cost: $57,994,440)		57,994,396
Total Investments — 101.7% (Cost: $891,506,717)		1,013,184,165
Liabilities in Excess of Other Assets — (1.7)%		(16,586,519)
Net Assets — 100.0%		$ 996,597,646

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 31,759,125	$ —	$ (14,859,399)(a)	$ 2,154	$ 2,531	$ 16,904,411	16,895,963	$ 105,776 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,836,555	6,253,430 (a)	—	—	—	41,089,985	41,089,985	1,422,770	—
				$ 2,154	$ 2,531	$ 57,994,396		$ 1,528,546	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 23,032,675	$ —	$ —	$ 23,032,675
Automobile Components	15,303,197	—	—	15,303,197
Automobiles	10,395,849	—	—	10,395,849
Banks	40,815,792	—	—	40,815,792
Beverages	10,926,144	3,065,376	—	13,991,520
Building Products	22,222,391	—	—	22,222,391
Capital Markets	9,552,805	—	—	9,552,805
Chemicals	20,312,169	—	—	20,312,169
Commercial Services & Supplies	—	6,278,737	—	6,278,737
Communications Equipment	6,789,165	—	—	6,789,165
Consumer Finance	7,754,231	—	—	7,754,231
Consumer Staples Distribution & Retail	15,944,833	—	—	15,944,833
Containers & Packaging	27,370,523	—	—	27,370,523
Electric Utilities	42,647,202	—	—	42,647,202
Electrical Equipment	12,371,945	—	—	12,371,945
Electronic Equipment, Instruments & Components	24,172,398	—	—	24,172,398
Entertainment	15,086,096	—	—	15,086,096
Financial Services	45,378,122	—	—	45,378,122
Food Products	22,612,121	—	—	22,612,121
Ground Transportation	4,146,083	—	—	4,146,083
Health Care Equipment & Supplies	21,735,949	11,685,378	—	33,421,327
Health Care Providers & Services	69,330,943	—	—	69,330,943
Hotels, Restaurants & Leisure	6,015,279	—	—	6,015,279
Industrial REITs	8,078,648	—	—	8,078,648
Insurance	42,043,519	—	—	42,043,519
Interactive Media & Services	18,373,044	—	—	18,373,044
IT Services	12,867,664	—	—	12,867,664
Leisure Products	16,124,745	—	—	16,124,745
Life Sciences Tools & Services	7,977,210	—	—	7,977,210
Machinery	31,885,487	6,008,519	—	37,894,006
Marine Transportation	—	4,814,622	—	4,814,622
Media	9,272,908	13,394,054	—	22,666,962
Metals & Mining	16,848,388	5,194,500	—	22,042,888
Multi-Utilities	21,164,656	—	—	21,164,656
Oil, Gas & Consumable Fuels	43,474,798	—	—	43,474,798
Personal Care Products	5,431,377	3,246,655	—	8,678,032
Pharmaceuticals	—	4,535,698	—	4,535,698
Professional Services	53,471,605	—	—	53,471,605
Residential REITs	6,432,925	—	—	6,432,925
Semiconductors & Semiconductor Equipment	5,578,293	—	—	5,578,293
Software	11,135,971	—	—	11,135,971
Specialized REITs	11,912,988	—	—	11,912,988
Technology Hardware, Storage & Peripherals	28,353,281	—	—	28,353,281
Textiles, Apparel & Luxury Goods	22,391,252	9,733,230	—	32,124,482
Tobacco	16,079,570	—	—	16,079,570
Investment Companies	14,695,542	—	—	14,695,542
Preferred Securities
Preferred Stocks	9,723,217	—	—	9,723,217
Schedule of Investments

Schedule of Investments (unaudited)(continued)
January 31, 2025
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 57,994,396	$ —	$ —	$ 57,994,396
	$945,227,396	$67,956,769	$—	$1,013,184,165

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt